SCHEDULE OF AMOUNT OWING BY RELATED PARTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Directors Fees	$ 28	$ 31	$ 31
Consulting Fees / Salaries	1,308	1,095	655
Share based awards	224	70	37
Total	1,560	1,196	723
Amounts owing by (to) as of related parties and shareholders	(12)	126
Director and CEO [member]
IfrsStatementLineItems [Line Items]
Directors Fees
Consulting Fees / Salaries		43	31
Share based awards
Total		43	31
Amounts owing by (to) as of related parties and shareholders	462	183
Company controlled by CEO [member]
IfrsStatementLineItems [Line Items]
Directors Fees
Consulting Fees / Salaries	1,224	958	594
Share based awards
Total	1,224	958	594
Amounts owing by (to) as of related parties and shareholders	(474)	(57)
CFO [member]
IfrsStatementLineItems [Line Items]
Directors Fees
Consulting Fees / Salaries	84	94	30
Share based awards	160	59	27
Total	244	153	57
Amounts owing by (to) as of related parties and shareholders
Directors [member]
IfrsStatementLineItems [Line Items]
Directors Fees	28	31	31
Consulting Fees / Salaries
Share based awards	64	11	10
Total	92	42	41
Amounts owing by (to) as of related parties and shareholders